FEDERATED STOCK AND BOND FUND

Federated Investors Funds
4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

April 9, 2009

EDGAR Operations Branch
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC  20549

RE:              FEDERATED STOCK AND BOND FUND (the “Registrant”)
Class A Shares
Class B Shares
Class C Shares
Class K Shares
Institutional Shares
1933 Act File No. 2-10415
1940 Act File No. 811-1

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Trust hereby certifies that the definitive forms of Prospectus and Statement of Additional Information dated April 7, 2009, that would have been filed under Rule 497(c), do not differ from the forms of Prospectus and Statement of Additional Information contained in the most recent Registration Statement for the Trust.  This Registration Statement was electronically filed under Rule 485(b) as Post-Effective amendment No. 120 on April 7, 2009.

If you have any questions regarding this certification, please contact Sheryl L. McCall at (412) 288-7420.

Very truly yours,

/s/ Todd P. Zerega
Todd P. Zerega
Assistant Secretary

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